Risk management - United States - Santander Bank, N.A. (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum exposure to credit risk	€ 903,647.0	€ 861,432.0	€ 943,903.0
Impairment loss on financial assets	22,125.0	23,422.0	21,567.0
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	802,968.0	766,034.0	859,643.0
Impairment loss on financial assets	4,149.0	4,458.0	3,980.0
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	69,968.0	64,962.0	52,897.0
Impairment loss on financial assets	5,103.0	5,461.0	4,311.0
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,711.0	30,436.0	31,363.0
Impairment loss on financial assets	12,873.0	13,503.0	13,276.0
Investment grade
Credit risk
Maximum exposure to credit risk	579,241.0	498,642.0	558,295.0
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	565,443.0	489,518.0	552,763.0
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,798.0	9,124.0	5,532.0
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Speculation grade
Credit risk
Maximum exposure to credit risk	293,695.0	332,354.0	354,245.0
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	237,525.0	276,516.0	306,880.0
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	56,170.0	55,838.0	47,365.0
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Default
Credit risk
Maximum exposure to credit risk	30,711.0	30,436.0	31,363.0
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 30,711.0	€ 30,436.0	€ 31,363.0
North America
Credit risk
Non-performing rate (as a percent)	2.42%	2.23%	2.20%
Percentage increase in non-performing loans ratio	0.19%
United States | North America
Credit risk
Risk exposure associated with instruments sharing characteristic	€ 112,808.0
Non-performing rate (as a percent)	2.33%	2.04%	2.20%
United States | North America | Santander Bank N.A.
Credit risk
Percentage increase in lending	15.10%
Percentage increase in lending excluding exchange rate effect	9.20%
Non-performing rate (as a percent)	0.85%
Percentage increase in non-performing loans ratio	0.04%
Percentage increase in cost of credit	0.06%
Maximum exposure to credit risk	€ 55,154.0	€ 47,643.0	€ 64,497.0
Impairment loss on financial assets	622.0	702.0	544.0
United States | North America | Santander Bank N.A. | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	50,403.0	42,485.0	59,351.0
Impairment loss on financial assets	263.0	344.0	265.0
United States | North America | Santander Bank N.A. | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	4,274.0	4,755.0	4,727.0
Impairment loss on financial assets	314.0	316.0	208.0
United States | North America | Santander Bank N.A. | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	477.0	403.0	419.0
Impairment loss on financial assets	45.0	42.0	71.0
United States | North America | Santander Bank N.A. | Investment grade
Credit risk
Maximum exposure to credit risk	39,348.0	19,883.0	27,841.0
United States | North America | Santander Bank N.A. | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	38,191.0	18,105.0	27,078.0
United States | North America | Santander Bank N.A. | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	1,157.0	1,778.0	763.0
United States | North America | Santander Bank N.A. | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Speculation grade
Credit risk
Maximum exposure to credit risk	15,329.0	27,357.0	36,237.0
United States | North America | Santander Bank N.A. | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	12,212.0	24,380.0	32,273.0
United States | North America | Santander Bank N.A. | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	3,117.0	2,977.0	3,964.0
United States | North America | Santander Bank N.A. | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Default
Credit risk
Maximum exposure to credit risk	477.0	403.0	419.0
United States | North America | Santander Bank N.A. | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 477.0	403.0	419.0
United States | North America | Santander Bank N.A. | Retail and commercial banking
Credit risk
Credit exposure percentage	78.00%
United States | North America | Santander Bank N.A. | Individuals
Credit risk
Credit exposure percentage	24.00%
United States | North America | Santander Bank N.A. | Companies
Credit risk
Credit exposure percentage	76.00%
United States | North America | Santander Bank N.A. | Wholesale banking business
Credit risk
Credit exposure percentage	22.00%
Spain
Credit risk
Risk exposure associated with instruments sharing characteristic	€ 283,953.0
Maximum exposure to credit risk	214,762.0	214,442.0	207,293.0
Impairment loss on financial assets	6,007.0	6,488.0	5,994.0
Spain | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	186,353.0	187,622.0	182,276.0
Impairment loss on financial assets	422.0	479.0	296.0
Spain | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	15,648.0	13,058.0	10,430.0
Impairment loss on financial assets	580.0	732.0	503.0
Spain | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	12,761.0	13,762.0	14,587.0
Impairment loss on financial assets	5,005.0	5,277.0	5,195.0
Spain | Investment grade
Credit risk
Maximum exposure to credit risk	154,028.0	148,509.0	140,988.0
Spain | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	153,120.0	146,992.0	139,673.0
Spain | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	908.0	1,517.0	1,315.0
Spain | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Speculation grade
Credit risk
Maximum exposure to credit risk	47,973.0	52,171.0	51,718.0
Spain | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	33,233.0	40,630.0	42,603.0
Spain | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	14,740.0	11,541.0	9,115.0
Spain | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Default
Credit risk
Maximum exposure to credit risk	12,761.0	13,762.0	14,587.0
Spain | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 12,761.0	€ 13,762.0	€ 14,587.0
Spain | North America
Credit risk
Credit exposure percentage	11.00%